Convertible Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of the Company's Convertible Note Receivable
A continuity schedule of these convertible notes from January 1, 2019 to December 31, 2020 is presented below:

	Year Ended December 31, 2020

(in thousands)	Fair Value at Dec 31, 2019	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2020

Kutcho	$11,837	$-	$-	$(484)	$11,353

Gold X	10,019	-	(12,402)	2,383	-

Total	$21,856	$-	$(12,402)	$1,899	$11,353

	Year Ended December 31, 2019

(in thousands)	Fair Value at Dec 31, 2018	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2019

Kutcho	$12,899	$-	$-	$(1,062)	$11,837

Gold X	-	10,000	-	19	10,019

Total	$12,899	$10,000	$-	$(1,043)	$21,856